Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 8. INCOME TAXES

The Company’s effective tax rate for the three and six months ended June 30, 2024 was (15)% and (17)%, respectively. The Company’s effective tax rate for the three and six months ended June 30, 2023 was 46% and 35%, respectively. The Company’s effective tax rate differs from the statutory income tax rate of 21% primarily due to non-deductible transaction costs and the change in the valuation allowance.

The Company has used a discrete effective tax rate method to calculate taxes for the three and six months ended June 30, 2024 and 2023. The Company believes that, at this time, the use of the discrete method for the three and six months ended June 30, 2024 and 2023 is more appropriate than the estimated annual effective tax rate method as the estimated annual effective tax rate method is not reliable due to a high degree of uncertainty in estimating annual pretax earnings.

NOTE 8. INCOME TAXES

The Company’s net deferred tax assets (liabilities) as of December 31, 2023 and 2022 are as follows:

	December 31, 2023	December 31, 2022
Deferred tax assets
Start-up costs	$318,746	$80,230
Net operating loss carryforwards	15,119	—
Total deferred tax assets	333,864	80,230
Valuation allowance	(333,864)	(80,230)
Deferred tax assets, net of allowance	$—	$—

The income tax provision for the year ended December 31, 2023 and 2022 consists of the following:

	December 31, 2023	December 31, 2022
Federal
Current	$528,809	$248,508
Deferred	(176,665)	(80,230)

State
Current	—	—
Deferred	(76,969)	—
Change in valuation allowance	253,634	80,230
Income tax provision	$528,809	$248,508

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the period ended December 31, 2023 and 2022 the change in the valuation allowance was $253,634 and $80,230, respectively.

As of December 31, 2023 and 2022, the Company has $299,023 and $0, respectively, of state net operating loss carryovers, which do not expire, to offset future taxable income.

A reconciliation of the federal income tax rate to the Company’s effective tax rate are as follows:

	December 31, 2023	December 31, 2022
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	(6.5)%	0.0%
Previous tax year adjustment	1.5%	—%
Non-deductible transaction costs	15.7%	—%
Other permanent items, net	—%	—%
Change in valuation allowance	29.2%	10.0%
Income tax provision	60.9%	31.0%

The Company files income tax returns in the U.S. federal and the state of Hawaii jurisdictions and is subject to examination by the taxing authorities.